Summary of Material Accounting Policy Information - Additional Information (Details)		6 Months Ended	12 Months Ended
	Jun. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) Tonnes	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Net loss		$ (27,900,000)	$ 46,200,000
Net operating cash outflows		18,866,571	36,228,423	$ 29,229,355	$ 6,087,200
Cash balance		99,039,172	78,713,885	$ 142,737,362	$ 102,601,252		$ 26,690,276
Net current assets		$ 107,700,000	$ 81,300,000
Number of tonnes production capacity per year | Tonnes			150,000
Government grants funding amount receivable.						$ 100,000,000
Technology
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life			5 years
Software
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Intangible assets useful life			3 years
LG Energy Solution
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Convertible notes issued	$ 30,000,000